Other Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Liabilities
14.	Other Liabilities
Other liabilities at the reporting date are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Current liabilities
Withholdings	~~W~~	30,970	28,376
Unearned revenues		43,841	44,333
Security deposits		165	9,310

	~~W~~	74,976	82,019

Non-current liabilities
Long-term accrued expenses	~~W~~	80,817	78,537
Long-term other accounts payable		3,103	1,069
Long-term advances received		2,116	6,852
Security deposits		10,790	1,690

	~~W~~	96,826	88,148